SCHEDULE OF OTHER RECEIVABLE (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax advances	$ 32,531	$ 26,764
Interest receivable	22,025	500,927
Due from shareholders	1,145	1,300
Other receivable	$ 55,701	$ 528,991